[graphic]

===============================================================================
                                       Semiannual Report January 31, 2002

Oppenheimer
Trinity Large Cap Growth Fund

                                                 [logo] OppenheimerFunds(R)
                                                        The Right Way to Invest

REPORT HIGHLIGHTS

      CONTENTS
 1    Letter to
      Shareholders

 3    An Interview
      with Your Fund's
      Managers

 8    Financial
      Statements

28    Officers and
      Trustees

Fund Objective
Oppenheimer Trinity Large Cap Growth Fund seeks capital appreciation.

Cumulative Total Returns*

               For the Six-Month Period
               Ended 1/31/02

               Without                  With
               Sales Chg.               Sales Chg.
--------------------------------------------------
Class A        -6.46%                   -11.83%
--------------------------------------------------
Class B        -6.72                    -11.38
--------------------------------------------------
Class C        -6.83                     -7.76
--------------------------------------------------
Class N        -6.59                     -7.52
--------------------------------------------------
Class Y        -6.14

--------------------------------------------------

Average Annual Total Returns*

               For the 1-Year Period
               Ended 1/31/01

               Without                  With
               Sales Chg.               Sales Chg.
--------------------------------------------------
Class A        -23.66%                  -28.05%
--------------------------------------------------
Class B        -24.25                   -28.03
--------------------------------------------------
Class C        -24.25                   -25.00
--------------------------------------------------
Class N        -12.07                   -12.95
--------------------------------------------------
Class Y        -23.22

Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.

*See Notes on page 7 for further details.

LETTER TO SHAREHOLDERS

[photo of John V. Murphy]

John V. Murphy
President
Oppenheimer
Trinity Large Cap
Growth Fund

Dear Shareholder,

2001 marked a year of unprecedented volatility, uncertainty and change. At OppenheimerFunds, we understand that these are challenging times. To look ahead, we must learn to reflect on the unimaginable year that has just passed.
     For the first time in a decade, the United States economy slipped into a recession. Sharply reduced corporate capital spending and weakened consumer confidence contributed to an economic slowdown. A key factor to remember is that the recession is a natural part of the economic cycle and is following one of the longest periods of growth in U.S. history. In many ways, we are on the road to recovery. Apart from the monetary and fiscal stimuli the government and the Federal Reserve Bank have provided, the market has refocused on the importance of company fundamentals across all industries.
     The tragedy of September 11 brought great uncertainty to our lives. Yet "America is successful because of the hard work and creativity and enterprise of our people," declared President George W. Bush. "These were the strengths of our economy before September 11, and they are our strengths today."
     While the volatility of the economy is beyond anyone's control, there are steps you can take during these challenging times to help protect your investments. Most importantly, work closely with your financial advisor. Your advisor can help maintain balance in your portfolio, while ensuring your investments have a long-term purpose and address your goals. A strategy that manages risk and the potential for rewards across many sectors of the market is one of the best ways to diversify your portfolio. You should also maintain an appropriate level of awareness about your funds.
     Fund communications, including this report, can help you better understand the objectives, strategies and performance of your fund. To supplement these communications, we encourage you to use our website, www.oppenheimerfunds.com, for timely fund information.

                1 | OPPENHEIMER TRINITY LARGE CAP GROWTH FUND

LETTER TO SHAREHOLDERS

     This year will be full of new challenges. At OppenheimerFunds we pledge to provide you with the seasoned expertise and management experience that should help pave the way for a brighter future. Our vision is clear and focused, we are well positioned for the future and we hold a commitment to you, our shareholders, that we shall keep your long-term interests always in mind.
     In the face of adversity, we stood strong and proud. And despite the challenges we faced, we came together as never before with a greater sense of strength and resolve.
     I thank you for your continued support and confidence. We hope that you can see the strength and spirit that has led and continues to lead us towards a bright future. And we look forward to sharing with you the strength, expertise and resolve that makes OppenheimerFunds an integral part of The Right Way to Invest.

Sincerely,

/s/ John V. Murphy

John V. Murphy
February 22, 2002

These general market views represent opinions of OppenheimerFunds, Inc. and are not intended to predict performance of the securities markets or any particular fund. Specific information that applies to your Fund is contained in the pages that follow.

                2 | OPPENHEIMER TRINITY LARGE CAP GROWTH FUND

AN INTERVIEW WITH YOUR FUND'S MANAGERS

Portfolio Management
Team
Patrick Bisbey
David Dalzell

Q How would you characterize the Fund's performance during the six-month period ended January 31, 2002?

A. The six-month period proved unusually volatile and challenging for most investment styles and sectors of the market. The Fund's returns suffered compared to its benchmark, the S&P 500/BARRA Growth Index(1) (the "Index"), primarily due to relatively poor performance in the capital goods and utilities sectors. However, relatively strong performance in consumer cyclicals compensated for some of these losses.

What made this such a challenging period?

For the first time in a decade, the United States economy slipped into recession in March 2001. The slowdown was driven by sharply reduced levels of corporate capital spending and weakening levels of consumer confidence. Most sectors of the market were negatively affected, particularly in the wake of the terrorist attacks on the United States on September 11. However, growing optimism regarding the likelihood of an economic recovery in 2002 led many segments of the market to stage a comeback during the final months of the period. In particular, growth stocks, which had performed much weaker than defensively oriented value stocks during the first three quarters of 2001, rebounded strongly beginning in October 2001.

1. The S&P 500/BARRA Growth Index is a subset of stocks included in S&P 500 Index. Stocks included in the S&P 500/BARRA Growth Index are generally considered to be those with the best relative short-term appreciation potential among stocks included in the S&P 500 Index.

                3 | OPPENHEIMER TRINITY LARGE CAP GROWTH FUND

AN INTERVIEW WITH YOUR FUND'S MANAGERS

How did you manage the Fund in light of these conditions?

Our approach focuses on the stocks of large companies, including many of the well-known companies in the United States, across a variety of industry sectors. Rather than emphasizing specific sectors, we strive to add value to the Fund and exceed the benchmark's performance by identifying and investing selectively in what we believe to be each industry's most attractive stocks. To that end, we employ a wide range of computer-based modeling tools to identify what we believe to be the most attractive prospects under prevailing market conditions. Out of our continually evolving library of more than 50 stock ranking and valuation techniques, we select those we believe best suited to each industry sector in which we invest.
   Informed by the data generated by our models, we built a diversified portfolio of stocks during the period that generally reflected the sector weightings of the S&P 500/BARRA Growth Index. Technology was the Fund's largest single sector, as well as one of the areas in which we outperformed the Index. Within technology, we focused on computer hardware manufacturers, such as International Business Machines Corp., and successfully avoided many of the sector's poorer performing areas.(2) As a result, we achieved modest positive returns in technology compared to a loss for the Index.
   The Fund performed more strongly than the Index in consumer cyclicals. On the other hand, the Fund's performance compared to the Index suffered in the areas of capital goods and utilities. In capital goods, returns were hurt by the Fund's relatively large exposure to aerospace and machinery stocks. Our utilities holdings declined due to the Fund's exposure to various energy trading companies at a time when serious financial difficulties affected one of the nation's largest energy traders.

2. See page 8 for a complete listing of the Fund's holdings as of 1/31/02.

                4 | OPPENHEIMER TRINITY LARGE CAP GROWTH FUND

-------------------------------
Average Annual
Total Returns with
Sales Charge

For the Periods Ended
12/31/01(3)
Class A               Since
1-Year                Inception
--------------------------------
-24.13%               -6.00%

Class B               Since
1-Year                Inception
--------------------------------
-24.12%               -7.66%

Class C               Since
1-Year                Inception
--------------------------------
-21.00%               -6.76%

Class N               Since
1-Year                Inception
--------------------------------
N/A                   -12.51%

Class Y               Since
1-Year                Inception
--------------------------------
-19.01%               -3.66%
--------------------------------

How did the merger of the Fund with Oppenheimer Trinity Growth Fund affect performance?

The two funds merged, after shareholder approval, on October 12, 2001. Before the merger, both focused on similar types of stocks, and both employed the same systematic, highly disciplined method of building and managing portfolios across a wide range of market cycles and conditions. After the merger, we remained true to the disciplined management approach that is the hallmark of our investment strategy. However, prior to the merger, the Fund had been measured against a different benchmark with different industry weightings. Our approach seeks to avoid "style drift" by allocating approximately the same percentage of assets to each industry sector as the Fund's current benchmark. As a result, the two funds held different levels of exposure to certain industry groups at the time of the merger. For example, the Fund initially held a higher percentage of capital goods stocks, a sector that performed relatively poorly during the period. After the merger, we rebalanced the Fund's holdings so that they approximated the industry weightings of its current benchmark, the S&P 500/BARRA Growth Index.

What is your outlook for the future?

We believe it remains to be seen whether or not the economy will recover in the near future, and what impact such a recovery will have on various segments of the market. However, we remain confident that our disciplined approach to growth investing will position investors to capitalize on further potential gains in growth stocks. We believe our ability to identify fastgrowing companies at reasonable prices is one of the qualities that makes Oppenheimer Trinity Large Cap Growth Fund an important part of The Right Way to Invest.

3. See Notes on page 7 for further details.

                5 | OPPENHEIMER TRINITY LARGE CAP GROWTH FUND

AN INTERVIEW WITH YOUR FUND'S MANAGERS

Sector Allocation(4)

[pie chart]

o Technology          28.1%
   Computer
   Software            9.1
   Computer
   Hardware            7.2
   Electronics         5.8
   Communications
   Equipment           3.4
   Computer
   Services            2.6
o Healthcare          21.9
o Consumer
  Cyclicals           20.7
o Consumer
  Staples             14.4
o Capital Goods        8.9
o Financial            3.7
o Communication
  Services             1.3
o Utilities            0.6
o Energy               0.4

[end pie chart]

Top Ten Common Stock Holdings(5)
-----------------------------------------------
Pfizer, Inc.                              6.4%
-----------------------------------------------
Microsoft Corp.                           6.3
-----------------------------------------------
Wal-Mart Stores, Inc.                     6.0
-----------------------------------------------
General Electric Co.                      5.3
-----------------------------------------------
Intel Corp.                               5.0
-----------------------------------------------
Merck & Co., Inc.                         4.4
-----------------------------------------------
Philip Morris Cos., Inc.                  4.1
-----------------------------------------------
Home Depot, Inc.                          3.9
-----------------------------------------------
PepsiCo, Inc.                             3.5
-----------------------------------------------
International Business Machines Corp.     3.3

4. Portfolio is subject to change. Percentages are as of January 31, 2002, and are based on total market value of common stock.
5. Portfolio is subject to change. Percentages are as of January 31, 2002, and are based on net assets.

                6 | OPPENHEIMER TRINITY LARGE CAP GROWTH FUND

NOTES

In reviewing performance, please remember that past performance cannot guarantee future results. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Because of ongoing market volatility, the Fund's performance may be subject to substantial fluctuations, and current performance may be more or less than the results shown. For updates on the Fund's performance, visit our website at www.oppenheimerfunds.com.

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. The Fund's portfolio managers are employed by the Fund's sub-advisor, Trinity Investment Management Corporation, an affiliate of OppenheimerFunds, Inc., the Fund's investment manager. For more complete information about the Fund, including charges, expenses and risks, please refer to the Prospectus. To obtain a copy, call your financial advisor, call OppenheimerFunds Distributor, Inc. at 1.800.525.7048 or visit the OppenheimerFunds website at www.oppenheimerfunds.com. Read the Prospectus carefully before you invest or send money.

Class A shares of the Fund were first publicly offered on 12/17/98. The average annual total returns are shown net of the applicable 5.75% maximum initial sales charge.

Class B shares of the Fund were first publicly offered on 3/1/99. The average annual total returns are shown net of the applicable contingent deferred sales charge of 5% (1-year) and 3% (since inception). Class B shares are subject to an annual 0.75% asset-backed sales charge.

Class C shares of the Fund were first publicly offered on 3/1/99. The average annual total returns are shown net of the applicable 1% contingent deferred sales charge for the one-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

Class N shares of the Fund were first publicly offered on 3/1/01. For this reason, the total return information shown in this report is not annualized. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% (since inception). Class N shares are subject to an annual 0.25% asset-based sales charge.

Class Y shares of the Fund were first publicly offered on 12/17/98. Class Y shares are offered only to certain institutional investors under special agreement with the Distributor.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.

                7 | OPPENHEIMER TRINITY LARGE CAP GROWTH FUND

STATEMENT OF INVESTMENTS  January 31, 2002 / Unaudited

                                                  Market Value
                                        Shares      See Note 1
===============================================================
Common Stocks--100.1%
---------------------------------------------------------------
Capital Goods--8.9%
---------------------------------------------------------------
Aerospace/Defense--0.6%
Boeing Co.                               5,700    $   233,415
---------------------------------------------------------------
Electrical Equipment--5.3%
General Electric Co.                    51,200      1,902,080
---------------------------------------------------------------
Manufacturing--3.0%
American Standard Cos., Inc.(1)          2,600        168,220
---------------------------------------------------------------
Danaher Corp.                            4,600        293,204
---------------------------------------------------------------
Minnesota Mining & Manufacturing Co.     5,500        609,400
                                                  -------------
                                                    1,070,824

---------------------------------------------------------------
Communication Services--1.3%
---------------------------------------------------------------
Telecommunications: Long Distance--0.5%
Avaya, Inc.(1)                          20,100        172,860
---------------------------------------------------------------
Telecommunications: Wireless--0.8%
Sprint Corp. (PCS Group)(1)             18,600        304,668
---------------------------------------------------------------
Consumer Cyclicals--20.8%
---------------------------------------------------------------
Consumer Services--3.2%
IMS Health, Inc.                           500          9,975
---------------------------------------------------------------
Moody's Corp.                           24,100        904,232
---------------------------------------------------------------
Omnicom Group, Inc.                      2,600        227,162
                                                  -------------
                                                    1,141,369

---------------------------------------------------------------
Leisure & Entertainment--1.6%
Harley-Davidson, Inc.                   10,300        587,100
---------------------------------------------------------------
Retail: General--7.1%
Kohl's Corp. (1)                         6,000        397,740
---------------------------------------------------------------
Wal-Mart Stores, Inc.                   35,800      2,147,284
                                                  -------------
                                                    2,545,024

---------------------------------------------------------------
Retail: Specialty--8.9%
Bed Bath & Beyond, Inc.(1)               8,200        283,556
---------------------------------------------------------------
Home Depot, Inc.                        27,900      1,397,511
---------------------------------------------------------------
Lowe's Cos., Inc.                       19,600        902,972
---------------------------------------------------------------
TJX Cos., Inc. (The)                    14,900        615,966
                                                  -------------
                                                    3,200,005

---------------------------------------------------------------
Consumer Staples--14.5%
---------------------------------------------------------------
Beverages--4.7%
Coca-Cola Co. (The)                      9,600        420,000
---------------------------------------------------------------
PepsiCo, Inc.                           25,100      1,257,259
                                                  -------------
                                                    1,677,259

                8 | OPPENHEIMER TRINITY LARGE CAP GROWTH FUND

                                                  Market Value
                                        Shares      See Note 1
---------------------------------------------------------------
Food--3.4%
Hershey Foods Corp.                      1,000    $    70,370
---------------------------------------------------------------
Unilever NV, NY Shares                  20,300      1,143,702
                                                  -------------
                                                    1,214,072

---------------------------------------------------------------
Food & Drug Retailers--1.1%
Kroger Co. (The)(1)                     19,100        393,460
---------------------------------------------------------------
Household Goods--1.2%
Colgate-Palmolive Co.                    5,700        325,755
---------------------------------------------------------------
Kimberly-Clark Corp.                     1,800        108,540
                                                  -------------
                                                      434,295

---------------------------------------------------------------
Tobacco--4.1%
Philip Morris Cos., Inc.                29,700      1,488,267
---------------------------------------------------------------
Energy--0.4%
---------------------------------------------------------------
Oil: Domestic--0.4%
Anadarko Petroleum Corp.                 3,000        147,390
---------------------------------------------------------------
Financial--3.7%
---------------------------------------------------------------
Diversified Financial--3.4%
Concord EFS, Inc.(1)                     5,600        163,240
---------------------------------------------------------------
Fannie Mae                               5,200        420,940
---------------------------------------------------------------
MBNA Corp.                              18,500        647,500
                                                  -------------
                                                    1,231,680

---------------------------------------------------------------
Insurance--0.3%
AFLAC, Inc.                              4,200        109,704
---------------------------------------------------------------
Healthcare--21.9%
---------------------------------------------------------------
Healthcare/Drugs--18.1%
American Home Products Corp.             7,600        491,416
---------------------------------------------------------------
Bristol-Myers Squibb Co.                 2,500        113,425
---------------------------------------------------------------
Forest Laboratories, Inc.(1)             5,100        422,790
---------------------------------------------------------------
Johnson & Johnson                        5,500        316,305
---------------------------------------------------------------
Merck & Co., Inc.                       27,000      1,597,860
---------------------------------------------------------------
Pfizer, Inc.                            55,300      2,304,351
---------------------------------------------------------------
Pharmacia Corp.                         14,900        603,450
---------------------------------------------------------------
Schering-Plough Corp.                    4,800        155,424
---------------------------------------------------------------
UnitedHealth Group, Inc.                 7,100        527,885
                                                  -------------
                                                    6,532,906

---------------------------------------------------------------
Healthcare/Supplies & Services--3.8%
AdvancePCS, Inc.(1)                      5,600        172,872
---------------------------------------------------------------
Allergan, Inc.                           1,400         93,450
---------------------------------------------------------------
Baxter International, Inc.               6,900        385,227
---------------------------------------------------------------
Cardinal Health, Inc.                   10,800        711,828
                                                  -------------
                                                    1,363,377

                9 | OPPENHEIMER TRINITY LARGE CAP GROWTH FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued

                                                  Market Value
                                        Shares      See Note 1
---------------------------------------------------------------
Technology--28.0%
---------------------------------------------------------------
Computer Hardware--7.2%
Dell Computer Corp.(1)                  18,100    $   497,569
---------------------------------------------------------------
International Business Machines Corp.   11,000      1,186,790
---------------------------------------------------------------
Lexmark International, Inc., Cl. A(1)    2,400        133,320
---------------------------------------------------------------
Pitney Bowes, Inc.                      18,700        782,034
                                                  -------------
                                                    2,599,713

---------------------------------------------------------------
Computer Services--2.6%
Automatic Data Processing, Inc.          9,600        518,400
---------------------------------------------------------------
DST Systems, Inc.(1)                     3,800        165,984
---------------------------------------------------------------
Unisys Corp.(1)                         19,800        247,500
                                                  -------------
                                                      931,884

---------------------------------------------------------------
Computer Software--9.1%
EarthLink, Inc.(1)                      21,400        203,942
---------------------------------------------------------------
Electronic Data Systems Corp.            9,300        582,273
---------------------------------------------------------------
Microsoft Corp.(1)                      35,600      2,268,076
---------------------------------------------------------------
Oracle Corp.(1)                         13,600        234,736
                                                  -------------
                                                    3,289,027

---------------------------------------------------------------
Communications Equipment--3.3%
Cisco Systems, Inc.(1)                  58,700      1,162,260
---------------------------------------------------------------
QUALCOMM, Inc.(1)                          900         39,645
                                                  -------------
                                                    1,201,905

---------------------------------------------------------------
Electronics--5.8%
Intel Corp.                             51,400      1,801,056
---------------------------------------------------------------
NVIDIA Corp.(1)                          4,500        295,830
                                                  -------------
                                                    2,096,886

---------------------------------------------------------------
Utilities--0.6%
---------------------------------------------------------------
Electric Utilities--0.6%
Calpine Corp.(1)                        19,300        216,160
                                                  -------------
Total Common Stocks (Cost $37,831,946)             36,085,330

                10 | OPPENHEIMER TRINITY LARGE CAP GROWTH FUND

                                                                          Principal    Market Value
                                                                          Amount         See Note 1
====================================================================================================
Repurchase Agreements--0.1%

Repurchase agreement with Banc One Capital Markets, Inc.,
1.85%, dated 1/31/02, to be repurchased at $45,002 on 2/1/02, collateralized by U.S. Treasury Bonds, 7.50%-10.375%, 11/15/12-11/15/16,
with a value of $13,850, U.S. Treasury Nts., 5.50%-7%, 4/30/02-7/15/06,
with a value of $25,551 and U.S. Treasury Bills, 4/18/02,
with a value of $6,549 (Cost $45,000)                                       $45,000     $    45,000
----------------------------------------------------------------------------------------------------
Total Investments, at Value (Cost $37,876,946)                                100.2%     36,130,330
----------------------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                                          (0.2)        (70,851)
                                                                         ---------------------------
Net Assets                                                                    100.0%    $36,059,479
                                                                         ===========================

Footnote to Statement of Investments

1. Non-income-producing security.

See accompanying Notes to Financial Statements.

                11 | OPPENHEIMER TRINITY LARGE CAP GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited

January 31,2002
==================================================================================
Assets

Investments, at value (cost $37,876,946)-see accompanying statement  $  36,130,330
----------------------------------------------------------------------------------
Cash                                                                       21,810
----------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                          396,403
Shares of beneficial interest sold                                         66,388
Interest and dividends                                                      6,076
Other                                                                       1,815
                                                                     -------------
Total assets                                                           36,622,822

==================================================================================
Liabilities

Payables and other liabilities:
Investments purchased                                                     327,794
Shares of beneficial interest redeemed                                    171,569
Shareholder reports                                                        23,986
Legal, auditing and other professional fees                                22,600
Distribution and service plan fees                                          7,363
Trustees' compensation                                                      3,808
Transfer and shareholder servicing agent fees                                 522
Other                                                                       5,701
                                                                     -------------
Total liabilities                                                         563,343

==================================================================================
Net Assets                                                           $ 36,059,479
                                                                     =============

==================================================================================
Composition of Net Assets

Paid-in capital                                                      $ 48,626,354
----------------------------------------------------------------------------------
Accumulated net investment loss                                          (204,981)
----------------------------------------------------------------------------------
Accumulated net realized gain (loss) on investment transactions       (10,615,278)
----------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) on investments              (1,746,616)
                                                                     -------------
Net Assets                                                           $ 36,059,479
                                                                     =============

                12 | OPPENHEIMER TRINITY LARGE CAP GROWTH FUND

=======================================================================================
Net Asset Value Per Share

Class A Shares:
Net asset value and redemption price per share (based on net assets of
$17,592,946 and 2,207,838 shares of beneficial interest outstanding)             $7.97
Maximum offering price per share (net asset value plus sales charge
of 5.75% of offering price)                                                      $8.46
---------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $13,639,889
and 1,754,238 shares of beneficial interest outstanding)                         $7.78
---------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $4,684,278
and 602,311 shares of beneficial interest outstanding)                           $7.78
---------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $65,273
and 8,221 shares of beneficial interest outstanding)                             $7.94
---------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on
net assets of $77,093 and 9,522 shares of beneficial interest outstanding)       $8.10

See accompanying Notes to Financial Statements.

                13 | OPPENHEIMER TRINITY LARGE CAP GROWTH FUND

STATEMENT OF OPERATIONS  Unaudited

For the Six Months Ended January 31, 2002
====================================================================================
Investment Income

Dividends (net of foreign withholding taxes of $1,385)                  $   117,104
------------------------------------------------------------------------------------
Interest                                                                      4,514
                                                                        ------------
Total income                                                                121,618

====================================================================================
Expenses

Management fees                                                             108,908
------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                      17,301
Class B                                                                      55,117
Class C                                                                      15,930
Class N                                                                          78
------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                      46,567
Class B                                                                      34,629
Class C                                                                       9,575
Class N                                                                          75
Class Y                                                                       3,166
------------------------------------------------------------------------------------
Shareholder reports                                                          36,442
------------------------------------------------------------------------------------
Registration and filing fees                                                  1,328
------------------------------------------------------------------------------------
Custodian fees and expenses                                                      19
------------------------------------------------------------------------------------
Other                                                                        27,181
                                                                        ------------
Total expenses                                                              356,316
Less voluntary waiver of transfer and shareholder
servicing agent fees--Classes A, B, C and N                                 (29,126)
Less voluntary waiver of transfer and shareholder
servicing agent fees--Class Y                                                (3,124)
Less reduction to custodian expenses                                            (19)
                                                                        ------------
Net expenses                                                                324,047

====================================================================================
Net Investment Loss                                                        (202,429)

====================================================================================
Realized and Unrealized Gain (Loss)

Net realized gain (loss) on investments                                  (3,330,185)

------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on investments       1,397,287
                                                                        ------------
Net realized and unrealized gain (loss)                                  (1,932,898)

====================================================================================
Net Decrease in Net Assets Resulting from Operations                    $(2,135,327)
                                                                        ============

See accompanying Notes to Financial Statements.

                14 | OPPENHEIMER TRINITY LARGE CAP GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS


                                                                              Six Months               Year
                                                                                   Ended              Ended
                                                                        January 31, 2002           July 31,
                                                                             (Unaudited)               2001
============================================================================================================
Operations

Net investment income (loss)                                               $  (202,429)       $   (361,517)
------------------------------------------------------------------------------------------------------------
Net realized gain (loss)                                                    (3,330,185)         (7,264,828)
------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                         1,397,287          (4,815,463)
                                                                           ---------------------------------
Net increase (decrease) in net assets resulting from operations             (2,135,327)        (12,441,808)

============================================================================================================
Dividends and/or Distributions to Shareholders

Distributions from net realized gain:
Class A                                                                             --          (1,113,608)
Class B                                                                             --            (764,903)
Class C                                                                             --            (157,763)
Class N                                                                             --                  --
Class Y                                                                             --                 (87)

============================================================================================================
Beneficial Interest Transactions

Net increase (decrease) in net assets resulting from
beneficial interest transactions:
Class A                                                                      6,677,685           3,370,419
Class B                                                                      5,677,566           2,823,569
Class C                                                                      2,888,276             885,361
Class N                                                                         62,571               1,000
Class Y                                                                         75,527                  --
============================================================================================================
Net Assets

Total increase (decrease)                                                   13,246,298          (7,397,820)
------------------------------------------------------------------------------------------------------------
Beginning of period                                                         22,813,181          30,211,001
                                                                           ---------------------------------
End of period (including accumulated net investment
loss of $204,981 and $2,552, respectively)                                 $36,059,479        $ 22,813,181
                                                                           =================================

See accompanying Notes to Financial Statements.

                15 | OPPENHEIMER TRINITY LARGE CAP GROWTH FUND

FINANCIAL HIGHLIGHTS

                                                       Six Months                                       Year
                                                            Ended                                      Ended
                                                 January 31, 2002                                   July 31,
Class A                                               (Unaudited)          2001          2000        1999(1)
===============================================================================================================
Per Share Operating Data

Net asset value, beginning of period                        $8.52        $14.55        $11.93         $10.00
---------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                          (.05)         (.10)         (.11)         (1.05)
Net realized and unrealized gain (loss)                      (.50)        (5.06)         2.91           2.98
                                                            ---------------------------------------------------
Total income (loss) from investment operations               (.55)        (5.16)         2.80           1.93
---------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Distributions from net realized gain                            -          (.87)         (.18)             -
---------------------------------------------------------------------------------------------------------------
Net asset value, end of period                              $7.97        $ 8.52        $14.55         $11.93
                                                            ===================================================

===============================================================================================================
Total Return, at Net Asset Value(2)                         (6.46)%      (36.60)%       23.63%         19.30%

==============================================================================================================
Ratios/Supplemental Data

Net assets, end of period (in thousands)                  $17,593       $12,029       $16,470         $6,059
---------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                         $14,670       $14,063       $11,973         $4,028
---------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(3)
Net investment loss                                         (1.02)%       (1.01)%       (1.03)%        (1.05)%
Expenses                                                     2.04%         1.54%         1.91%          1.81%
Expenses, net of reduction to custodian expenses
and/or voluntary waiver of transfer agent fees               1.84%          N/A          1.89%          1.65%
---------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                        43%          160%          258%           157%

1. For the period from December 17, 1998 (inception of offering) to July 31,
1999.
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.

See accompanying Notes to Financial Statements.

                16 | OPPENHEIMER TRINITY LARGE CAP GROWTH FUND

                                                       Six Months                                       Year
                                                            Ended                                      Ended
                                                 January 31, 2002                                   July 31,
Class B                                               (Unaudited)          2001          2000        1999(1)
===============================================================================================================
Per Share Operating Data

Net asset value, beginning of period                        $8.34        $14.39        $11.89         $10.48
---------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                          (.03)         (.16)         (.17)         (1.04)
Net realized and unrealized gain (loss)                      (.53)        (5.02)         2.85           2.45
                                                            ---------------------------------------------------
Total income (loss) from investment operations               (.56)        (5.18)         2.68           1.41
---------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Distributions from net realized gain                            -          (.87)         (.18)             -
---------------------------------------------------------------------------------------------------------------
Net asset value, end of period                              $7.78        $ 8.34        $14.39         $11.89
                                                            ===================================================

===============================================================================================================
Total Return, at Net Asset Value(2)                         (6.72)%      (37.17)%       22.70%         13.45%

===============================================================================================================
Ratios/Supplemental Data

Net assets, end of period (in thousands)                  $13,640        $8,800       $11,499         $1,764
---------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                         $10,960        $9,945       $ 7,257         $  722
---------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(3)
Net investment loss                                         (1.79)%       (1.81)%       (1.81)%        (1.93)%
Expenses                                                     2.82%         2.34%         2.69%          2.92%
Expenses, net of reduction to custodian expenses
and/or voluntary waiver of transfer agent fees               2.62%          N/A          2.67%          2.75%
---------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                        43%          160%          258%           157%

1. For the period from March 1, 1999 (inception of offering) to July 31, 1999.
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.

See accompanying Notes to Financial Statements.

                17 | OPPENHEIMER TRINITY LARGE CAP GROWTH FUND

FINANCIAL HIGHLIGHTS  Continued

                                                       Six Months                                       Year
                                                            Ended                                      Ended
                                                 January 31, 2002                                   July 31,
Class C                                               (Unaudited)          2001          2000        1999(1)
===============================================================================================================
Per Share Operating Data

Net asset value, beginning of period                        $8.35        $14.39        $11.89         $10.48
---------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                          (.01)         (.14)         (.19)         (1.04)
Net realized and unrealized gain (loss)                      (.56)        (5.03)         2.87           2.45
                                                            ---------------------------------------------------
Total income (loss) from investment operations               (.57)        (5.17)         2.68           1.41
---------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Distributions from net realized gain                            -          (.87)         (.18)             -
---------------------------------------------------------------------------------------------------------------
Net asset value, end of period                              $7.78        $ 8.35        $14.39         $11.89
                                                            ===================================================

===============================================================================================================
Total Return, at Net Asset Value(2)                         (6.83)%      (37.10)%       22.70%         13.45%

===============================================================================================================
Ratios/Supplemental Data

Net assets, end of period (in thousands)                   $4,684        $1,983        $2,241           $438
---------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                          $3,175        $2,109        $1,566           $192
---------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(3)
Net investment loss                                         (1.74)%       (1.82)%       (1.82)%        (1.95)%
Expenses                                                     2.79%         2.35%         2.72%          2.90%
Expenses, net of reduction to custodian expenses
and/or voluntary waiver of transfer agent fees               2.59%          N/A          2.70%          2.73%
---------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                        43%          160%          258%           157%

1. For the period from March 1, 1999 (inception of offering) to July 31, 1999.
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.

See accompanying Notes to Financial Statements.

                18 | OPPENHEIMER TRINITY LARGE CAP GROWTH FUND

                                                                                   Six Months         Period
                                                                                        Ended          Ended
                                                                             January 31, 2002       July 31,
Class N                                                                           (Unaudited)        2001(1)
===============================================================================================================
Per Share Operating Data

Net asset value, beginning of period                                                   $8.50           $9.03
---------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                                                     (.10)           (.06)
Net realized and unrealized gain (loss)                                                 (.46)           (.47)
                                                                                       ------------------------
Total income (loss) from investment operations                                          (.56)           (.53)
---------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Distributions from net realized gain                                                       -               -
---------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                         $7.94           $8.50
                                                                                       ========================

===============================================================================================================
Total Return, at Net Asset Value(2)                                                    (6.59)%         (5.87)%

===============================================================================================================
Ratios/Supplemental Data

Net assets, end of period (in thousands)                                                 $65              $1
---------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                                        $31              $1
---------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(3)
Net investment loss                                                                    (1.31)%         (1.67)%
Expenses                                                                                2.17%           1.48%
Expenses, net of reduction to custodian expenses
and/or voluntary waiver of transfer agent fees                                          1.97%            N/A
---------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                   43%            160%

1. For the period from March 1, 2001 (inception of offering) to July 31, 2001.
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.

See accompanying Notes to Financial Statements.

                19 | OPPENHEIMER TRINITY LARGE CAP GROWTH FUND

FINANCIAL HIGHLIGHTS Continued

                                                       Six Months                                       Year
                                                            Ended                                      Ended
                                                 January 31, 2002                                   July 31,
Class Y                                               (Unaudited)          2001          2000        1999(1)
===============================================================================================================
Per Share Operating Data

Net asset value, beginning of period                        $8.63        $14.65        $11.95         $10.00
---------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                          (.15)         (.05)         (.07)         (1.03)
Net realized and unrealized gain (loss)                      (.38)        (5.10)         2.95           2.98
                                                            ---------------------------------------------------
Total income (loss) from investment operations               (.53)        (5.15)         2.88           1.95
---------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Distributions from net realized gain                            -          (.87)         (.18)             -
---------------------------------------------------------------------------------------------------------------
Net asset value, end of period                              $8.10        $ 8.63        $14.65         $11.95
                                                            ===================================================

===============================================================================================================
Total Return, at Net Asset Value(2)                         (6.14)%      (36.26)%       24.27%         19.50%

===============================================================================================================
Ratios/Supplemental Data

Net assets, end of period (in thousands)                      $77            $1            $1             $1
---------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                             $42            $1            $1             $1
---------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(3)
Net investment loss                                         (0.47)%       (0.48)%       (0.54)%        (0.72)%
Expenses                                                    16.14%         1.10%         1.45%          1.65%
Expenses, net of reduction to custodian expenses
and/or voluntary waiver of transfer agent fees               1.39%          N/A          1.43%          1.50%
---------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                        43%          160%          258%           157%

1. For the period from December 17, 1998 (inception of offering) to July 31,
1999.
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.

See accompanying Notes to Financial Statements.

                20 | OPPENHEIMER TRINITY LARGE CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited

===============================================================================
1. Significant Accounting Policies
Oppenheimer Trinity Large Cap Growth Fund (the Fund), which operated under the name of Oppenheimer Large Cap Growth Fund through October 11, 2001, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).
     The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC. All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class. Classes A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.
-------------------------------------------------------------------------------
Securities Valuation. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices,and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

                21 | OPPENHEIMER TRINITY LARGE CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued

===============================================================================
1. Significant Accounting Policies Continued
Repurchase Agreements. The Fund requires its custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.
-------------------------------------------------------------------------------
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
-------------------------------------------------------------------------------
Federal Taxes. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. Therefore, no federal income or excise tax provision is required.
     As of January 31, 2002, the Fund had available for federal income tax purposes an estimated unused capital loss carryover of $10,851,508. This estimated capital loss carryover represents carryover as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and increased or decreased by capital losses or gains realized in the first six months of the current fiscal year.

As of July 31, 2001, the Fund had available for federal income tax purposes an unused capital loss carryover as follows:

                        Expiring
                        =======================
                           2009      $2,201,679
-------------------------------------------------------------------------------
Trustees' Compensation. The Fund has adopted an unfunded retirement plan for the Fund's independent Board of Trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the six months ended January 31, 2002, the Fund's projected benefit obligations were increased by $1,200 resulting in an accumulated liability of $3,755 as of January 31, 2002.

                22 | OPPENHEIMER TRINITY LARGE CAP GROWTH FUND

     The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of annual compensation they are entitled to receive from the Fund. Under the plan, the compensation deferred is periodically adjusted as though an equivalent amount had been invested for the Board of Trustees in shares of one or more Oppenheimer funds selected by the trustee. The amount paid to the Board of Trustees under the plan will be determined based upon the performance of the selected funds. Deferral of trustee's fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share.
-------------------------------------------------------------------------------
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.
-------------------------------------------------------------------------------
Classification of Dividends and Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.
-------------------------------------------------------------------------------
Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.
-------------------------------------------------------------------------------
Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
-------------------------------------------------------------------------------
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

                23 | OPPENHEIMER TRINITY LARGE CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued

===============================================================================
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                           Six Months Ended January 31, 2002     Year Ended July 31, 2001(1)
                                    Shares             Amount     Shares             Amount
--------------------------------------------------------------------------------------------
Class A
Sold                               714,716       $ 6,163,110     697,345       $ 7,533,879
Dividends and/or
distributions reinvested                --                --      93,390           985,266
Acquisition--Note 6                488,341         3,716,273          --                --
Redeemed                          (407,294)       (3,201,698)   (510,448)       (5,148,726)
                                 -----------------------------------------------------------
Net increase (decrease)            795,763       $ 6,677,685     280,287       $ 3,370,419
                                 ===========================================================

--------------------------------------------------------------------------------------------
Class B
Sold                               592,030       $ 4,909,753     503,033       $ 5,175,934
Dividends and/or
distributions reinvested                --                --      65,880           683,837
Acquisition--Note 6                327,908         2,439,639          --                --
Redeemed                          (220,207)       (1,671,826)   (313,665)       (3,036,202)
                                 -----------------------------------------------------------
Net increase (decrease)            699,731       $ 5,677,566     255,248       $ 2,823,569
                                 ===========================================================

--------------------------------------------------------------------------------------------
Class C
Sold                               354,101       $ 2,830,759     285,030       $ 2,995,301
Dividends and/or
distributions reinvested                --                --      15,056           156,434
Acquisition--Note 6                129,384           962,619          --                --
Redeemed                          (118,687)         (905,102)   (218,252)       (2,266,374)
                                 -----------------------------------------------------------
Net increase (decrease)            364,798       $ 2,888,276      81,834       $   885,361
                                 ===========================================================

--------------------------------------------------------------------------------------------
Class N
Sold                                 8,785       $    66,952         111       $     1,000
Dividends and/or
distributions reinvested                --                --          --                --
Acquisition--Note 6                    115               875          --                --
Redeemed                              (679)           (5,256)         --                --
                                 -----------------------------------------------------------
Net increase (decrease)              8,221       $    62,571         111       $     1,000
                                 ===========================================================

--------------------------------------------------------------------------------------------
Class Y
Sold                                 2,466       $    21,856          --       $        --
Dividends and/or
distributions reinvested                --                --          --                --
Acquisition--Note 6                  7,350            56,743          --                --
Redeemed                              (394)           (3,072)         --                --
                                 -----------------------------------------------------------
Net increase (decrease)              9,422       $    75,527           -       $         -
                                 ===========================================================

1. For the year ended July 31, 2001, for Class A, B, C and Y shares and for the period from March 1, 2001 (inception of offering) to July 31, 2001, for Class N shares.

                24 | OPPENHEIMER TRINITY LARGE CAP GROWTH FUND

===============================================================================
3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended January 31,2002, were $19,424,863 and $12,136,618, respectively.

===============================================================================
4. Fees and Other Transactions with Affiliates
Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of 0.75% of the first $200 million of average annual net assets, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million and 0.60% of average annual net assets over $800 million. The Fund's January 31,2002, was an annualized rate of 0.75%.
-------------------------------------------------------------------------------
Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the
Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS an agreed-upon per account fee. Additionally, Class Y shares are subject to minimum fees of $5,000 for assets of less than $10 million and $10,000 for assets of $10 million or more. The Class Y shares are subject to the minimum fee in the event that the per account fee does not equal or exceed the applicable minimum fee.
     OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees to 0.25% per annum of Class Y shares, effective January 1, 2001, and for all other classes, 0.35% per annum, effective October 1, 2001. This undertaking may be amended or withdrawn at any time.
-------------------------------------------------------------------------------
Sub-Advisor Fees. The Manager pays Trinity Investment Management Corporation (the Sub-Advisor) based on the fee schedule set forth in the Prospectus. For the six months ended January 31, 2002, the Manager paid $42,239 to the Sub-Advisor.
-------------------------------------------------------------------------------
Distribution and Service Plan Fees. Under its General Distributor's Aggrement with the Manager, the Distributor acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

                    Aggregate        Class A    Concessions   Concessions   Concessions   Concessions
                    Front-End      Front-End     on Class A    on Class B    on Class C    on Class N
                Sales Charges  Sales Charges         Shares        Shares        Shares        Shares
Six Months         on Class A    Retained by    Advanced by   Advanced by   Advanced by   Advanced by
Ended                  Shares    Distributor    Distributor'  Distributor'  Distributor'  Distributor'
-------------------------------------------------------------------------------------------------------
January 31, 2002      $63,899        $25,080         $3,192       $67,945       $13,204          $657

1. The Distributor advances concession payments to dealers for certain sales of Class A shares and for sales of Class B, Class C and Class N shares from its own resources at the time of sale.

                      Class A              Class B              Class C              Class N
                   Contingent           Contingent           Contingent           Contingent
                     Deferred             Deferred             Deferred             Deferred
                Sales Charges        Sales Charges        Sales Charges        Sales Charges
Six Months        Retained by          Retained by          Retained by          Retained by
Ended             Distributor          Distributor          Distributor          Distributor
----------------------------------------------------------------------------------------------
January 31, 2002          $28              $13,890               $1,198                  $--

                25 | OPPENHEIMER TRINITY LARGE CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued

===============================================================================
4. Fees and Other Transactions with Affiliates Continued
The Fund has adopted a Service Plan for Class A shares and Distribution and Service Plans for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act. Under those plans the Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class.
-------------------------------------------------------------------------------
Class A Service Plan Fees. Under the Class A service plan, the Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions. The Class A service plan permits reimbursements to the Distributor at a rate of up to a specified percent of average annual net assets of Class A shares purchased. The Distributor makes payments to plan recipients quarterly at an annual rate not to exceed a specified percent of the average annual net assets consisting of Class A shares of the Fund. For the six months ended January 31, 2002, payments under the Class A plan totaled
$17,301, all of which were paid by the Distributor to recipients, and included $1,878 paid to an affiliate of the Manager. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.
-------------------------------------------------------------------------------
Class B, Class C and Class N Distribution and Service Plan Fees. Under each plan, service fees and distribution fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. The Class B, Class C and Class N plans provide for the Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses are more or less than the amounts paid by the Fund under the plan during the period for which the fee is paid.
     The Distributor retains the asset-based sales charge on Class B shares. The Distributor retains the asset-based sales charge on Class C shares during the first year the shares are outstanding. The Distributor retains the asset-based sales charge on Class N shares. The asset-based sales charges on Class B, Class C and Class N shares allow investors to buy shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares.
     The Distributor's actual expenses in selling Class B, Class C and Class N shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and asset-based sales charges from the Fund under the plans. If any plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the plan was terminated. The plans allow for the carryforward of distribution expenses, to be recovered from asset-based sales charges in subsequent fiscal periods.

                26 | OPPENHEIMER TRINITY LARGE CAP GROWTH FUND

Distribution fees paid to the Distributor for the six months ended January 31, 2002, were as follows:

                                                                     Distributor's
                                                     Distributor's       Aggregate
                                                         Aggregate    Unreimbursed
                                                      Unreimbursed   Expenses as %
                   Total Payments   Amount Retained       Expenses   of Net Assets
                       Under Plan    by Distributor     Under Plan        of Class
-------------------------------------------------------------------------------------
Class B Plan              $55,117           $45,067       $205,227            1.50%
Class C Plan               15,930             7,309         43,385            0.93
Class N Plan                   78                74          1,175            1.80

===============================================================================
5. Bank Borrowings
The Fund may borrow from a bank for temporary or emergency purposes including, without limitation, funding of shareholder redemptions provided asset coverage for borrowings exceeds 300%. The Fund has entered into an agreement which enables it to participate with other Oppenheimer funds in an unsecured line of credit with a bank, which permits borrowings up to $400 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.45%. Borrowings are payable 30 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.08% per annum.
     The Fund had no borrowings outstanding during the six months ended or at January 31, 2002.

===============================================================================
6. Acquisition of Oppenheimer Trinity Growth Fund
On October 12, 2001, the Fund acquired all of the net assets of Oppenheimer Trinity Growth Fund, pursuant to an Agreement and Plan of Reorganization approved by the Oppenheimer Trinity Growth Fund shareholders on April
12, 2001. The Fund issued (at an exchange ratio of 0.929111 for Class A,
0.934499 for Class B, 0.933942 for Class C, 0.927699 for Class N and 0.922201
for Class Yof the Fund, to one share of Oppenheimer Trinity Large Cap Growth
Fund) 488,341; 327,908; 129,384; 115 and 7,350 shares of beneficial interest for Class A, Class B, Class C, Class N, and Class Y, respectively, valued at $3,716,273; $2,439,639; $962,619; $875 and $56,743 in exchange for the net assets, resulting in combined Class A net assets of $14,652,007, Class B net assets of $10,711,439, Class C net assets of $2,969,374, Class N net assets of $22,045 and Class Ynet assets of $61,005 on October 12,2001. The net assets acquired included net unrealized depreciation of $1,140,630 and unused capital loss carryover of $2,775,589 potential utilization subject to tax limitation. The exchange qualified as a tax-free reorganization for federal income tax purposes.

                27 | OPPENHEIMER TRINITY LARGE CAP GROWTH FUND

OPPENHEIMER TRINITY LARGE CAP GROWTH FUND

===============================================================================
Officers and Trustees   Leon Levy, Chairman of the Board of Trustees
                        Donald W. Spiro, Vice Chairman of the Board of Trustees
                        John V. Murphy, President and Trustee
                        Robert G. Galli, Trustee
                        Phillip A. Griffiths, Trustee
                        Benjamin Lipstein, Trustee
                        Elizabeth B. Moynihan, Trustee
                        Kenneth A. Randall, Trustee
                        Edward V. Regan, Trustee
                        Russell S. Reynolds, Jr., Trustee
                        Clayton K. Yeutter, Trustee
                        Robert G. Zack, Secretary
                        Brian W. Wixted, Treasurer
                        Robert J. Bishop, Assistant Treasurer
                        Scott T. Farrar, Assistant Treasurer
                        Katherine P. Feld, Assistant Secretary
                        Kathleen T. Ives, Assistant Secretary
                        Denis R. Molleur, Assistant Secretary

===============================================================================
Investment Advisor      OppenheimerFunds, Inc.

===============================================================================
Sub-Advisor             Trinity Investment Management Corporation

===============================================================================
Distributor             OppenheimerFunds Distributor, Inc.

===============================================================================
Transfer and            OppenheimerFunds Services
Shareholder Servicing
Agent

===============================================================================
Custodian of            The Bank of New York
Portfolio Securities

===============================================================================
Independent Auditors    KPMG LLP

===============================================================================
Legal Counsel           Mayer, Brown, Rowe and Maw

                        The financial statements included herein have been taken from the records of the Fund without examination of those records bythe independent auditors.

                        Oppenheimer funds are distributed by OppenheimerFunds Distributor, Inc. 498 Seventh Avenue, NewYork, NY10018

                        (C) Copyright 2002 OppenheimerFunds, Inc. All rights reserved.

                28 | OPPENHEIMER TRINITY LARGE CAP GROWTH FUND

INFORMATION AND SERVICES

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                  Ticker Symbols Class A: OLCAX  Class B: OLCBX  Class C: OLCCX
                                 Class N: OLCNX  Class Y: OLCYX

-------------------------------------------------------------------------------
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                  RS0775.001.0102 April 1, 2002